Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (loss) income	$ (12,072,610)	$ (447,394)	$ (44,520,635)	$ 96,463,523
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Share-based compensation expense	3,906,600		2,088,725
Depreciation of property and equipment	101,172	96,679	392,873	45,383
Loss on disposal of property and equipment				73
Accreted interest				(203,632)
Provision for legal contingency loss				836,308
Foreign exchange (gain) loss, net	(556,311)	480,574	2,643,261	184,747
Investment loss (income), net	(1,723,064)	(2,148,935)	8,937,431	(130,255,232)
Loss on equity method investment				1,596,555
Change in fair value of warrant liabilities	(680)		(8,952)
Change in fair value of forward share purchase liability	82,182		5,392,293
Change in operating assets and liabilities:
Accounts receivable	(468,190)	(35,008)	(1,947,089)	1,735,113
Loans receivables	9,721	2,314,813	2,319,054	16,728,359
Deposits, prepayments, and other receivables	(515,863)	(58,818)	(198,512)	(1,979,015)
Accounts payable and accrued liabilities	1,227,534	(1,017,905)	10,877,792	(432,770)
Escrow liabilities	(24,067)	1,727,504	(4,998,181)	(9,800,663)
Income tax payable	(163,287)	419,162	(282,459)	22,927,192
Net cash (used in) provided by operating activities	(10,196,863)	1,330,672	(19,304,399)	(2,154,059)
Cash flows from investing activities:
Proceeds from sale of investments	3,969,764	1,861,348	1,853,473	186,820,950
Purchase of notes receivables	(589,086)
Dividend received from long-term investments	608,714		1,154,749
Purchase of property and equipment		(864,542)	(968,367)	(3,603)
Payment of earnest deposit, the shareholder		(7,849,676)		(7,182,131)
Addition in long-term investments, related party			(16,228,690)	(523,269)
Addition in long-term investments				(2,904,522)
Proceeds from redemption of corporate bonds, related party				1,286,628
Net cash provided by (used in) investing activities	3,989,392	(6,852,870)	(14,188,835)	177,494,053
Cash flows from financing activities:
Advances from (repayment to) the shareholder			9,752,275	(163,798,115)
Cash proceeds from reverse recapitalization, net of redemption			15,356,580
Repayment of bank borrowings				(73,591)
Advances from the shareholder	1,684,101	2,912,956
Proceeds from borrowings	1,783,521		4,464,391
Dividend paid to the shareholder		(17,437,805)	(17,437,805)
Net cash provided by (used in) financing activities	3,467,622	(14,524,849)	12,135,441	(163,871,706)
Effect on exchange rate change on cash, cash equivalents and restricted cash	81,849	(100,353)	(429,542)	(155,154)
Net change in cash, cash equivalent and restricted cash	(2,658,000)	(20,147,400)	(21,787,335)	11,313,134
BEGINNING OF PERIOD	51,294,072	73,081,407	73,081,407	61,768,273
END OF PERIOD	48,636,072	52,934,007	51,294,072	73,081,407
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash received from income tax recoverable			125,353
Cash paid for income taxes	128,816		531,592
Cash paid for interest	165,096		140,644	1,200
Reconciliation to amounts on condensed consolidated balance sheets:
Cash and cash equivalents	3,653,778	16,720,706	6,449,876	38,595,610
Restricted cash	44,982,294	36,213,301	44,844,196	34,485,797
Total cash, cash equivalents and restricted cash	48,636,072	52,934,007	51,294,072	73,081,407
SUPPLEMENTAL DISCLOSURE OF NON CASH INVESTING AND FINANCING ACTIVITIES
Issuance of ordinary shares to settle finder fee	4,000,000
Forgiveness of amount due to shareholder	3,000,000		6,000,000
Liability assumed related to forward share purchase agreement			13,491,606
Purchase of property and equipment, through earnest deposit		7,205,118	7,182,131
Special dividend to the Shareholder offset with amount due from the shareholder		$ 29,562,195	29,562,195
Issuance of ordinary shares to settle payables			7,203,070
Transaction costs in related to Business Combination			$ 8,308,754